BORROWING COSTS	12 Months Ended
Dec. 31, 2024
Disclosure Of Borrowing Costs [Abstract]
Disclosure of borrowing costs [text block]
NOTE 12. BORROWING
COSTS

Arauco capitalizes interest at effective rate on current investment projects, that are carried out with debts. To date, Arauco only capitalized financial interest related to minor projects.

	January – December
	2024	2023
	ThU.S.$	ThU.S.$
Interest cost capitalized, property, plant and equipment
Capitalization rate of interest cost capitalized, property, plant and equipment	4.55%	4.87%
Amount of the interest cost capitalized, property, plant and equipment	2,131	248